Document and Entity Information	12 Months Ended
Aug. 31, 2021 shares
Entity Addresses [Line Items]
Entity Registrant Name	PLATINUM GROUP METALS LTD.
Entity Central Index Key	0001095052
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-33562
Document Period End Date	Aug. 31, 2021
Entity Address, Address Line One	Suite 838 - 1100
Entity Address, Address Line Two	Melville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Incorporation, State or Country Code	A1
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4A6
Contact Personnel Fax Number	(604) 484-4710
Title of 12(b) Security	Common Shares
Trading Symbol	PLG
Security Exchange Name	NYSE
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	75,189,717
Document Accounting Standard	International Financial Reporting Standards
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Frank R. Hallam
Entity Address, Address Line One	Suite 838 - 1100
Entity Address, Address Line Two	Melville Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4A6
City Area Code	604
Local Phone Number	899-5450